Note 9 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years Ending December 31,
2015	$7,760
2016	5,318
2017	3,308
2018	2,479
2019	1,648
Thereafter	5,474
$25,987